Pay vs Performance Disclosure U_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs as compared to the Company's performance. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnotes (2) and (3) below discuss the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table above to derive the "compensation actually paid" ("CAP") to each NEO. The following table sets forth additional compensation information of our PEO and our non-PEO NEOs along with total shareholder return ("TSR"), net income, and net sales performance results for fiscal years 2020, 2021 and 2022:

Pay versus Performance
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (b) (1)	Compensation Actually Paid to PEO (c) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e) (3)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g) (4)	Net Income (000) (h)	Net Sales (000) (5)
2022	$9,045,646	$(2,249,898)	$2,466,178	$1,048,748	$135	$129	$331,283	$2,000,580
2021	8,137,329	30,669,186	2,189,740	5,627,245	$195	$202	228,763	1,805,162
2020	7,856,116	21,550,659	2,051,918	7,066,556	$125	$146	98,088	1,229,215

(1) The dollar amounts reported are the amounts of total compensation reported for our PEO in the Summary Compensation Table for fiscal years 2022, 2021 and 2020.

(2) (3) The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year along with changes in pension value and nonqualified deferred compensation earnings. The tables below provide full details.

(4) Reflects cumulative TSR of the Company's Peer Group (as described above in this Proxy Statement) index, as of December 31, 2022, 2021 and 2020. See "Compensation Review Process" for the composition of our Peer Group Companies for 2022, 2021 and 2020.

(5) Net Sales is the financial measure that the Company believes to be the most important measure (that is not otherwise required to be disclosed in the table) it used in the most recent fiscal year to link CAP to the NEOs. The Company generates revenue from sales of its semiconductor products to direct customers and distributors and recognizes revenue when control is transferred. Revenues are reduced in the period of sale for estimates of product returns and other allowances including distributor adjustments resulting in net sales.

The PEO and other NEOs included in the above compensation columns are comprised of the following:

Year	PEO	NON-PEO NEOS
2022	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Julie Holland, Frances Tang
2021	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Julie Holland, Frances Tang
2020	Dr. Keh-Shew Lu	Brett R. Whitmire, Julie Holland, Frances Tang, Emily Yang

To calculate the amounts in the "Compensation Actually Paid to PEO" column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) "Total" compensation of our PEO for each applicable year, as reported in the Summary Compensation Table above.

Compensation Actually Paid to PEO
Year	Summary Compensation Table Total for PEO (i)	Minus Reported Value of Equity Awards for PEO (ii)	Plus Equity Award Adjustments for PEO (iii)	Plus Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings ($)	Compensation Actually Paid to PEO
2022	$9,045,646	$6,250,510	$(5,045,133)	$99	$(2,249,898)
2021	8,137,329	5,468,930	28,000,786	1	30,669,186
2020	7,856,116	5,571,738	19,266,259	22	21,550,659

(i) The dollar amounts reported are the amounts of total compensation reported for our PEO in the Summary Compensation Table for fiscal years 2022, 2021 and 2020.

(ii) Represents the grant date fair value of the equity awards to our PEO, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(iii) Represents the year-over-year change in the fair value of equity awards to our PEO, as itemized in the table below. No awards granted in any year vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Equity Award Adjustments for PEO
	2022	2021	2020
Fair Value of Equity Awards for PEO
Plus as of year-end value for awards granted during the year	$7,690,140	$11,090,810	$11,706,525
Plus year-over-year change of unvested awards granted in previous years	(8,169,217)	9,551,577	4,740,290
Plus change from prior fiscal year-end awards that vested during the year	(4,566,056)	7,358,400	2,819,444
Total equity award adjustments	(5,045,133)	28,000,786	19,266,259

To calculate the amounts in the “Average Compensation Actually Paid to Non-PEO NEOs” column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-PEO NEOs for each applicable year, as reported in the Summary Compensation Table above.

Average Compensation Actually Paid to Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs (i)	Minus Average Reported Value of Equity Awards for Non-PEO NEOs (ii)	Plus Average Equity Award Adjustments for Non-PEO NEOs (iii)	Plus Average Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,466,178	$1,511,591	$156,437	$(62,277)	$1,048,748
2021	2,189,740	1,308,927	4,615,418	131,013	5,627,245
2020	2,051,918	(1,313,960)	3,670,333	30,346	7,066,556

(i) The dollar amounts reported is the average of the amounts of total compensation reported for our Non-PEO NEOs in the Summary Compensation Table for fiscal years 2022, 2021 and 2020.

(ii) Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(iii) Represents the year-over-year change in the fair value of equity awards to our Non-PEO NEOS, as itemized in the table below. No awards vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Average Equity Award Adjustments for Non-PEO NEOs
	2022	2021	2020
Fair Value of Equity Awards for Non-PEO NEOs
Plus as of year-end value for awards granted during the year	$1,878,755	$2,709,562	$2,807,663
Plus year-over-year change of unvested awards granted in previous years	(885,837)	919,834	493,725
Plus change from prior fiscal year-end awards that vested during the year	(836,481)	986,023	368,945
Total equity award adjustments	156,437	4,615,418	3,670,333

CAP to the CEO decreased year over year by $32,919,084, or 107%, and increased $9,118,527, or 42%, in 2022 and 2021, respectively. CAP to the non-PEO NEOs decreased year over year by $4,578,947, or 81%, and $1,439,311, or 20%, in 2022 and 2021, respectively.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]

The PEO and other NEOs included in the above compensation columns are comprised of the following:

Year	PEO	NON-PEO NEOS
2022	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Julie Holland, Frances Tang
2021	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Julie Holland, Frances Tang
2020	Dr. Keh-Shew Lu	Brett R. Whitmire, Julie Holland, Frances Tang, Emily Yang

Peer Group Issuers, Footnote [Text Block]	Reflects cumulative TSR of the Company's Peer Group (as described above in this Proxy Statement) index, as of December 31, 2022, 2021 and 2020. See "Compensation Review Process" for the composition of our Peer Group Companies for 2022, 2021 and 2020
PEO Total Compensation Amount	$ 9,045,646	$ 8,137,329	$ 7,856,116
PEO Actually Paid Compensation Amount	$ (2,249,898)	30,669,186	21,550,659
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the amounts in the "Compensation Actually Paid to PEO" column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) "Total" compensation of our PEO for each applicable year, as reported in the Summary Compensation Table above.

Compensation Actually Paid to PEO
Year	Summary Compensation Table Total for PEO (i)	Minus Reported Value of Equity Awards for PEO (ii)	Plus Equity Award Adjustments for PEO (iii)	Plus Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings ($)	Compensation Actually Paid to PEO
2022	$9,045,646	$6,250,510	$(5,045,133)	$99	$(2,249,898)
2021	8,137,329	5,468,930	28,000,786	1	30,669,186
2020	7,856,116	5,571,738	19,266,259	22	21,550,659

(i) The dollar amounts reported are the amounts of total compensation reported for our PEO in the Summary Compensation Table for fiscal years 2022, 2021 and 2020.

(ii) Represents the grant date fair value of the equity awards to our PEO, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(iii) Represents the year-over-year change in the fair value of equity awards to our PEO, as itemized in the table below. No awards granted in any year vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Equity Award Adjustments for PEO
	2022	2021	2020
Fair Value of Equity Awards for PEO
Plus as of year-end value for awards granted during the year	$7,690,140	$11,090,810	$11,706,525
Plus year-over-year change of unvested awards granted in previous years	(8,169,217)	9,551,577	4,740,290
Plus change from prior fiscal year-end awards that vested during the year	(4,566,056)	7,358,400	2,819,444
Total equity award adjustments	(5,045,133)	28,000,786	19,266,259

Non-PEO NEO Average Total Compensation Amount	$ 2,466,178	2,189,740	2,051,918
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,048,748	5,627,245	7,066,556
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate the amounts in the “Average Compensation Actually Paid to Non-PEO NEOs” column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-PEO NEOs for each applicable year, as reported in the Summary Compensation Table above.

Average Compensation Actually Paid to Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs (i)	Minus Average Reported Value of Equity Awards for Non-PEO NEOs (ii)	Plus Average Equity Award Adjustments for Non-PEO NEOs (iii)	Plus Average Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,466,178	$1,511,591	$156,437	$(62,277)	$1,048,748
2021	2,189,740	1,308,927	4,615,418	131,013	5,627,245
2020	2,051,918	(1,313,960)	3,670,333	30,346	7,066,556

(i) The dollar amounts reported is the average of the amounts of total compensation reported for our Non-PEO NEOs in the Summary Compensation Table for fiscal years 2022, 2021 and 2020.

(ii) Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(iii) Represents the year-over-year change in the fair value of equity awards to our Non-PEO NEOS, as itemized in the table below. No awards vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Average Equity Award Adjustments for Non-PEO NEOs
	2022	2021	2020
Fair Value of Equity Awards for Non-PEO NEOs
Plus as of year-end value for awards granted during the year	$1,878,755	$2,709,562	$2,807,663
Plus year-over-year change of unvested awards granted in previous years	(885,837)	919,834	493,725
Plus change from prior fiscal year-end awards that vested during the year	(836,481)	986,023	368,945
Total equity award adjustments	156,437	4,615,418	3,670,333

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graphs illustrates the relationship of CAP for our PEO and the average CAP for our Non-PEO NEOs in relationship to our Total Shareholder Return ("TSR"), net income and net sales the Company Selected Measure. Additionally, the graphs also describe the relationship between our own TSR versus peer group TSR.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid Versus Net Income($000) $35,000 $30,000 $25,000 $15,000 $10,000 $5,000 $0 ($5,000) $350,000 $300,000 $250,000 $150,000 $100,000 $50,000 $0 2020 2021 2022 $98,088 $228,763 $331,283 PEO CAP Non PEONEO CAP NET INCOME

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid Versus Net Sales ($000) $35,000 $30,000 $25,000 $20,000 $15,000 $10,000 $5,000 $0 ($5,000) $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $0 2020 2021 2022 PEO CAP Non PEO NEO CAP Net Sales $1,229,215 $1,805,162 $2,000,580

Tabular List [Table Text Block]

The three financial performance measures listed in the following table represent an unranked list of the “most important” financial performance measures linking CAP to the NEOs for 2022 and company performance. After net sales, we do not consider any one of the other following financial performance measures to a more important measure than the other measure for our company or executive compensation program. See the discussion above in "Compensation Discussion and Analysis" for additional discussion related to executive pay.

Net sales
Operating income
Non-GAAP earnings per share

Total Shareholder Return Amount	$ 135	195	125
Peer Group Total Shareholder Return Amount	129	202	146
Net Income (Loss)	$ 331,283,000	$ 228,763,000	$ 98,088,000
Company Selected Measure Amount	2,000,580	1,805,162	1,229,215
PEO Name	Dr. Keh-Shew Lu	Dr. Keh-Shew Lu	Dr. Keh-Shew Lu
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP earnings per share
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,250,510	$ 5,468,930	$ 5,571,738
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,045,133)	28,000,786	19,266,259
PEO [Member] | Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	99	1	22
PEO [Member] | As of Year-End Value for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,690,140	11,090,810	11,706,525
PEO [Member] | Year-Over-Year Change of Unvested Awards Granted in Previous Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,169,217)	9,551,577	4,740,290
PEO [Member] | Change from Prior Fiscal Year-End Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,566,056)	7,358,400	2,819,444
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,511,591	1,308,927	(1,313,960)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	156,437	4,615,418	3,670,333
Non-PEO NEO [Member] | Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(62,277)	131,013	30,346
Non-PEO NEO [Member] | As of Year-End Value for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,878,755	2,709,562	2,807,663
Non-PEO NEO [Member] | Year-Over-Year Change of Unvested Awards Granted in Previous Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(885,837)	919,834	493,725
Non-PEO NEO [Member] | Change from Prior Fiscal Year-End Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 836,481	$ 986,023	$ 368,945